Commitments & Contingencies	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
Note 13—Commitments and Contingencies
(A) Commitments
Long-Term Debt
The Company is obligated to make contractual payments related to its long-term debt. Refer to Note 7, “Long-Term Debt and Loan Commitment” for further information.
Lease Commitments
The Company has operating leases, consisting primarily of real estate leases. Refer to Note 12, “Leases” for further information.
Other Commitments
In May 2021, the Company entered into a master subscription agreement with Palantir Technologies Inc. (“Palantir”) for access to Palantir’s proprietary software for a five-year period. As of March 31, 2022, the remaining minimum payments for this software subscription are $30.0 million.
In November 2021, the Company’s subsidiary, Immunovant, Inc. (“Immunovant”), entered into a Product Service Agreement with Samsung Biologics Co., Ltd. (“Samsung”) by which Samsung will manufacture and supply Immunovant with batoclimab drug substance for commercial sale and perform other manufacturing-related services with respect to batoclimab. As of March 31, 2022, the minimum purchase commitment related to this agreement is estimated to be approximately $36.0 million.
The Company, primarily through its subsidiaries, has entered into commitments under various asset acquisition and license agreements. Additionally, the Company through its subsidiaries enters into agreements with contract service providers to assist in the performance of its R&D activities. Expenditures to contract research organizations and contract manufacturing organizations represent significant costs in the clinical development of its product candidates. Subject to required notice periods and certain obligations under binding purchase orders, the Company can elect to discontinue the work under these agreements at any time. The Company expects to enter into additional collaborative research, contract research, manufacturing, and supplier agreements in the future, which may require upfront payments and long-term commitments of capital resources.
(B) Loss Contingencies
The Company may be, from time to time, a party to various disputes and claims arising from normal business activities. The Company accrues for loss contingencies when available information indicates that it is probable that a liability has been incurred and the amount of such loss can be reasonably estimated, and if the Company believes that a reasonably possible loss exists, the Company discloses the facts and circumstances of the litigation or claim, including an estimable range, if possible. The Company is currently not involved in any legal proceedings with a probable and estimable material loss.
Immunovant
As the Company’s subsidiary, Immunovant, has previously disclosed, in February 2021, a putative securities class action complaint was filed against Immunovant and certain of its current and former officers in the U.S. District Court for the Eastern District of New York on behalf of a class consisting of those who acquired Immunovant’s securities from October 2, 2019 and February 1, 2021. The complaint alleged that Immunovant and certain of its officers violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, by making false and misleading statements regarding the safety of batoclimab and seeks unspecified monetary damages on behalf of the putative class and an award of costs and expenses, including reasonable attorneys’ fees.

On December 29, 2021, the U.S. District Court appointed a lead plaintiff. On February 1, 2022, the lead plaintiff filed an amended complaint adding both (i) the Company and (ii) Immunovant’s directors and underwriters as defendants, and asserting additional claims under Section 11, 12(a)(2), and 15 of the Securities Act of 1933, which was further amended by an amended complaint filed on March 15, 2022. On May 27, 2022, defendants, including the Company, filed motions to dismiss that amended complaint. The Company intends to vigorously defend the case and has not recorded a liability related to this lawsuit because, at this time, the Company is unable to reasonably estimate possible losses or determine whether an unfavorable outcome is either probable or remote.
In March 2022, Acuitas Therapeutics Inc. filed a lawsuit in the U.S. District Court for the Southern District of New York against two of the Company’s affiliates, Genevant and Arbutus, seeking a declaratory judgment that U.S. Patents 8,058,069, 8,492,359, 8,822,668, 9,006,417, 9,364,435, 9,404,127, 9,504,651, 9,518,272, and 11,141,378 are not infringed by the manufacture, use, offer for sale, sale or importation into the United States of COMIRNATY, Pfizer’s and BioNTech’s vaccine for
COVID-19
and are otherwise invalid. Each of Genevant and Arbutus intend to vigorously defend the case and neither they nor the Company have recorded a liability related to this lawsuit.
(C) Indemnification Agreements
The Company is a party to a number of agreements entered into in the ordinary course of business that contain typical provisions that obligate the Company to indemnify the other parties to such agreements upon the occurrence of certain events. The aggregate maximum potential future liability of the Company under such indemnification provisions is uncertain. The Company also indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits. The maximum amount of potential future indemnification is unlimited; however, the Company currently maintain director and officer liability insurance, which may cover certain liabilities arising from our obligation to indemnify our directors. The Company has not experienced any material losses related to these indemnification obligations, and no material claims with respect thereto were outstanding. To date, the Company has not incurred any material costs and have not accrued any liabilities related to such obligations in the consolidated financial statements as of March 31, 2022 and 2021.